UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08544

INVESTMENT MANAGERS SERIES TRUST III

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2026

Date of reporting period: March 31

Item 1. Report to Stockholders.

(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

FPA New Income Fund
Institutional Class/FPNIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the FPA New Income Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://fpa.com/funds/overview/new-income. You can also request this information by contacting us at (800) 638-3060.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA New Income Fund (Institutional Class/FPNIX)	$23	0.45%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$11,054,756,600
Total number of portfolio holdings	341
Portfolio turnover rate as of the end of the reporting period	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. Interest rates presented in the Top Ten Holdings are as of the reporting period end.  The Sector Allocation chart represents Bonds & Debentures of the Fund.
Top Ten Holdings
U.S. Treasury Note, 3.500%, 2/28/2031	9.1%
U.S. Treasury Note, 3.625%, 10/31/2030	7.5%
U.S. Treasury Note, 3.750%, 1/31/2031	7.3%
U.S. Treasury Note, 3.500%, 11/30/2030	3.2%
U.S. Treasury Note, 3.625%, 12/31/2030	2.0%
PHI Group, Inc.	1.0%
Fannie Mae Pool, 1.000%, 3/1/2037	1.0%
Fortress Credit Opportunities Ltd., Series 2017-9A, Class A1TR, 5.484%, 10/15/2033	0.9%
Federal Home Loan Mortgage Corp., Series K096, Class A2, 2.519%, 7/25/2029	0.8%
Verizon Master Trust, Series 2024-2, Class A, 4.830%, 12/22/2031	0.8%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/new-income. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
FPA New Income Fund - Institutional Class
FPA New Income Fund
Investor Class/FPNRX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the FPA New Income Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://fpa.com/funds/overview/new-income. You can also request this information by contacting us at (800) 638-3060.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA New Income Fund (Investor Class/FPNRX)	$28	0.55%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$11,054,756,600
Total number of portfolio holdings	341
Portfolio turnover rate as of the end of the reporting period	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. Interest rates presented in the Top Ten Holdings are as of the reporting period end.  The Sector Allocation chart represents Bonds & Debentures of the Fund.
Top Ten Holdings
U.S. Treasury Note, 3.500%, 2/28/2031	9.1%
U.S. Treasury Note, 3.625%, 10/31/2030	7.5%
U.S. Treasury Note, 3.750%, 1/31/2031	7.3%
U.S. Treasury Note, 3.500%, 11/30/2030	3.2%
U.S. Treasury Note, 3.625%, 12/31/2030	2.0%
PHI Group, Inc.	1.0%
Fannie Mae Pool, 1.000%, 3/1/2037	1.0%
Fortress Credit Opportunities Ltd., Series 2017-9A, Class A1TR, 5.484%, 10/15/2033	0.9%
Federal Home Loan Mortgage Corp., Series K096, Class A2, 2.519%, 7/25/2029	0.8%
Verizon Master Trust, Series 2024-2, Class A, 4.830%, 12/22/2031	0.8%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/new-income. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
FPA New Income Fund - Investor Class

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

FPA New Income Fund

(Investor Class: FPNRX)

(Institutional Class: FPNIX)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

March 31, 2026

FPA New Income Fund

A series of Investment Managers Series Trust III

This report and the financial statements contained herein are provided for the general information of the shareholders of the FPA New Income Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective shareholder report and prospectus.

www.fpa.com

FPA New Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2026 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES — 92.2%
	ASSET-BACKED SECURITIES — 25.2%
	AUTO — 6.0%
	Ally Auto Receivables Trust
$8,996,000	Series 2023-1, Class A4, 5.270%, 11/15/2028	$9,103,960
	BMW Vehicle Owner Trust
6,776,000	Series 2023-A, Class A4, 5.250%, 11/26/2029	6,858,824
	CarMax Auto Owner Trust
21,176,000	Series 2023-2, Class A4, 5.010%, 11/15/2028	21,359,560
10,892,000	Series 2023-1, Class A4, 4.650%, 1/16/2029	10,925,961
20,637,000	Series 2023-3, Class A4, 5.260%, 2/15/2029	20,894,750
	Ford Credit Auto Owner Trust
14,487,000	Series 2023-A, Class A4, 4.560%, 12/15/2028	14,530,842
7,137,000	Series 2023-B, Class A4, 5.060%, 2/15/2029	7,193,217
	GM Financial Consumer Automobile Receivables Trust
15,767,000	Series 2023-1, Class A4, 4.590%, 7/17/2028	15,810,613
13,758,000	Series 2023-3, Class A4, 5.340%, 12/18/2028	13,911,393
	GM Financial Revolving Receivables Trust
38,305,000	Series 2021-1, Class A, 1.170%, 6/12/2034(a)	37,872,648
49,942,000	Series 2023-1, Class A, 5.120%, 4/11/2035(a)	50,800,148
12,704,000	Series 2023-2, Class A, 5.770%, 8/11/2036(a)	13,160,625
64,237,000	Series 2024-1, Class A, 4.980%, 12/11/2036(a)	65,739,863
	Hyundai Auto Receivables Trust
10,743,000	Series 2023-B, Class A4, 5.310%, 8/15/2029	10,888,183
	Mercedes-Benz Auto Receivables Trust
10,006,000	Series 2023-1, Class A4, 4.310%, 4/16/2029	10,022,851
8,831,000	Series 2024-1, Class A4, 4.790%, 7/15/2031	8,919,760
	Nissan Auto Receivables Owner Trust
13,366,000	Series 2022-B, Class A4, 4.450%, 11/15/2029	13,382,166
15,538,000	Series 2023-A, Class A4, 4.850%, 6/17/2030	15,605,836
	Porsche Financial Auto Securitization Trust
17,279,000	Series 2023-1A, Class A4, 4.720%, 6/23/2031(a)	17,359,420
	SFS Auto Receivables Securitization Trust
8,951,000	Series 2023-1A, Class A4, 5.470%, 12/20/2029(a)	9,063,371
9,026,000	Series 2026-1A, Class A4, 4.070%, 1/20/2032(a)	8,940,495
	Toyota Auto Loan Extended Note Trust
54,519,000	Series 2022-1A, Class A, 3.820%, 4/25/2035(a)	54,347,663
43,813,000	Series 2023-1A, Class A, 4.930%, 6/25/2036(a)	44,622,550
56,286,000	Series 2024-1A, Class A, 5.160%, 11/25/2036(a)	57,868,577
	Toyota Auto Receivables Owner Trust
16,189,000	Series 2023-A, Class A4, 4.420%, 8/15/2028	16,256,678
19,879,000	Series 2023-B, Class A4, 4.660%, 9/15/2028	19,987,470
25,523,000	Series 2023-C, Class A4, 5.010%, 2/15/2029	25,816,410
	Volkswagen Auto Loan Enhanced Trust
11,637,000	Series 2023-1, Class A4, 5.010%, 1/22/2030	11,723,655
	World Omni Auto Receivables Trust

1

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	AUTO (Continued)
$14,612,000	Series 2023-A, Class A4, 4.660%, 5/15/2029	$14,675,263
21,627,000	Series 2023-B, Class A4, 4.680%, 5/15/2029	21,726,043
10,417,000	Series 2023-C, Class A4, 5.030%, 11/15/2029	10,513,164
		659,881,959
	COLLATERALIZED LOAN OBLIGATION — 2.8%
	Cerberus Loan Funding LLC
10,299,000	Series 2023-1A, Class A, 6.072% (3-Month Term SOFR+240 basis points), 3/22/2035(a),(b)	10,323,553
51,840,000	Series 2023-2A, Class A1, 6.222% (3-Month Term SOFR+255 basis points), 7/15/2035(a),(b)	51,981,575
52,569,000	Series 2023-4A, Class A, 6.097% (3-Month Term SOFR+242.5 basis points), 10/15/2035(a),(b)	52,859,128
	Fortress Credit Opportunities Ltd.
104,086,718	Series 2017-9A, Class A1TR, 5.484% (3-Month Term SOFR+181.161 basis points), 10/15/2033(a),(b)	104,171,965
	Golub Capital Partners Ltd.
43,478,000	Series 2023-67A, Class A1, 6.160% (3-Month Term SOFR+250 basis points), 5/9/2036(a),(b)	43,578,695
41,996,000	Series 2019-46A, Class A1R, 5.478% (3-Month Term SOFR+181 basis points), 4/20/2037(a),(b)	42,044,589
		304,959,505
	EQUIPMENT — 9.5%
	Avis Budget Rental Car Funding AESOP LLC
18,490,000	Series 2023-4A, Class A, 5.490%, 6/20/2029(a)	18,885,640
48,017,000	Series 2023-6A, Class A, 5.810%, 12/20/2029(a)	49,530,011
34,038,000	Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	35,329,259
14,768,000	Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	15,106,183
57,519,000	Series 2024-3A, Class A, 5.230%, 12/20/2030(a)	58,635,858
14,596,000	Series 2026-2A, Class A, 4.600%, 8/20/2032(a)	14,437,555
	Barings Equipment Finance LLC
4,947,000	Series 2026-A, Class A4, 4.240%, 11/13/2045(a)	4,897,130
	CNH Equipment Trust
7,414,000	Series 2022-B, Class A4, 3.910%, 3/15/2028	7,399,403
6,738,000	Series 2023-A, Class A4, 4.770%, 10/15/2030	6,778,809
17,009,000	Series 2023-B, Class A4, 5.460%, 3/17/2031	17,327,546
	Enterprise Fleet Financing LLC
37,963,000	Series 2023-2, Class A3, 5.500%, 4/22/2030(a)	38,405,702
34,823,000	Series 2023-3, Class A3, 6.410%, 6/20/2030(a)	35,775,190
11,576,000	Series 2024-4, Class A4, 4.700%, 6/20/2031(a)	11,713,593
19,554,000	Series 2025-4, Class A4, 4.280%, 6/20/2032(a)	19,404,441
22,250,000	Series 2026-1, Class A4, 4.290%, 9/20/2032(a)	22,072,122

2

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	EQUIPMENT (Continued)
	Ford Credit Floorplan Master Owner Trust
$83,977,000	Series 2018-4, Class A, 4.060%, 11/15/2030	$83,364,153
46,054,000	Series 2024-2, Class A, 5.240%, 4/15/2031(a)	47,278,880
27,030,000	Series 2024-4, Class A, 4.400%, 9/15/2031(a)	27,034,279
	GMF Floorplan Owner Revolving Trust
18,848,000	Series 2023-2, Class A, 5.340%, 6/15/2030(a)	19,283,962
46,933,000	Series 2024-2A, Class A, 5.060%, 3/15/2031(a)	48,004,537
	GreatAmerica Leasing Receivables Funding LLC
16,501,000	Series 2023-1, Class A4, 5.060%, 3/15/2030(a)	16,664,644
8,123,000	Series 2025-2, Class A4, 4.290%, 9/15/2032(a)	8,132,906
	Hertz Vehicle Financing LLC
24,795,000	Series 2021-2A, Class A, 1.680%, 12/27/2027(a)	24,426,631
18,873,000	Series 2022-2A, Class A, 2.330%, 6/26/2028(a)	18,460,011
	John Deere Owner Trust
15,675,000	Series 2023-A, Class A4, 5.010%, 12/17/2029	15,777,221
11,706,000	Series 2023-B, Class A4, 5.110%, 5/15/2030	11,809,611
15,742,000	Series 2023-C, Class A4, 5.390%, 8/15/2030	15,990,957
	Kubota Credit Owner Trust
12,897,000	Series 2023-2A, Class A4, 5.230%, 6/15/2028(a)	13,025,854
9,456,000	Series 2023-1A, Class A4, 5.070%, 2/15/2029(a)	9,514,974
	M&T Equipment Notes
9,785,000	Series 2023-1A, Class A4, 5.750%, 7/15/2030(a)	9,879,774
17,531,000	Series 2024-1A, Class A4, 4.940%, 8/18/2031(a)	17,741,437
	MMAF Equipment Finance LLC
24,567,000	Series 2023-A, Class A4, 5.500%, 12/13/2038(a)	24,973,092
7,081,000	Series 2020-A, Class A5, 1.560%, 10/9/2042(a)	6,879,254
29,990,727	Series 2024-A, Class A4, 5.100%, 7/13/2049(a)	30,599,641
16,651,000	Series 2025-A, Class A4, 5.020%, 6/13/2050(a)	16,975,187
23,763,000	Series 2025-B, Class A4, 4.290%, 9/13/2050(a)	23,525,111
	Prop 2017-1A
7,178,460	5.300%, 3/15/2042(c),(d)	6,855,429
	Verizon Master Trust
76,585,000	Series 2023-6, Class A, 5.350%, 9/22/2031(a)	78,821,971
85,708,000	Series 2024-2, Class A, 4.830%, 12/22/2031(a)	87,067,226
31,930,000	Series 2024-7, Class A, 4.350%, 8/20/2032(a)	31,868,311
	Volvo Financial Equipment LLC
4,788,000	Series 2025-2A, Class A4, 4.060%, 6/15/2033(a)	4,768,100
		1,054,421,595
	OTHER — 6.9%
	ABPCI Direct Lending Fund LLC
19,889,828	Series 2022-2A, Class A1, 5.770% (3-Month Term SOFR+210 basis points), 3/1/2032(a),(b)	19,826,439

3

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
	ABPCI Direct Lending Fund Ltd.
$20,112,753	Series 2020-1A, Class A, 3.199%, 12/29/2030(a)	$18,324,669
77,012,000	American Tower Trust 1 5.490%, 3/15/2028(a)	77,751,777
6,881,996	Brazos Securitization LLC 5.014%, 9/1/2031(a)	6,920,272
	Centerpoint Energy Restoration Bond Co. II LLC
61,032,000	4.255%, 12/15/2035	60,040,230
	Cleco Securitization LLC
14,466,152	4.016%, 3/1/2031	14,303,408
	Consumers 2023 Securitization Funding LLC
22,847,000	5.210%, 9/1/2031	22,924,173
	DTE Electric Securitization Funding II LLC
22,782,420	5.970%, 3/1/2033	23,938,627
	Duke Energy Carolinas Nc Storm Funding II LLC
30,094,000	4.226%, 7/1/2037	29,642,590
	Golub Capital Partners Funding Ltd.
6,606,220	Series 2020-1A, Class A2, 3.208%, 1/22/2029(a)	6,400,066
23,219,341	Series 2021-1A, Class A2, 2.773%, 4/20/2029(a)	22,122,366
47,168,500	Series 2021-2A, Class A, 2.944%, 10/19/2029(a)	44,517,348
	Kansas Gas Service Securitization I LLC
38,430,624	5.486%, 8/1/2032	39,583,838
	Monroe Capital Funding Ltd.
16,592,066	Series 2021-1A, Class A2, 2.815%, 4/22/2031(a)	15,282,952
	Oklahoma Development Finance Authority
22,036,713	4.135%, 12/1/2033	21,920,028
7,854,317	4.285%, 2/1/2034	7,830,902
18,690,137	3.877%, 5/1/2037	18,414,808
	PG&E Recovery Funding LLC
29,285,358	5.045%, 7/15/2032	29,651,426
11,550,710	4.838%, 6/1/2033	11,721,603
	PG&E Wildfire Recovery Funding LLC
36,103,277	4.022%, 6/1/2031	35,651,986
	SBA Tower Trust
14,427,000	1.631%, 11/15/2026(a)	14,144,741
17,196,000	2.328%, 1/15/2028(a)	16,425,896
12,423,000	6.599%, 1/15/2028(a)	12,578,337
	SCE Recovery Funding LLC
73,845,000	4.453%, 3/15/2036	73,198,856
	SpringCastle America Funding LLC
6,517,845	Series 2020-AA, Class A, 1.970%, 9/25/2037(a)	6,108,171
	Texas Electric Market Stabilization Funding N LLC
27,673,243	4.265%, 8/1/2036(a)	27,457,688
4

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
	Texas Natural Gas Securitization Finance Corp.
$7,168,189	5.102%, 4/1/2035	$7,346,957
	VCP RRL Ltd.
12,570,129	Series 2021-1A, Class A, 2.152%, 10/20/2031(a)	11,754,001
	Virginia Power Fuel Securitization LLC
58,246,000	4.877%, 5/1/2031	58,537,230
	WEPCo Environmental Trust Finance LLC
7,851,363	Series 2021-1, Class A, 1.578%, 12/15/2035	7,055,659
		761,377,044
	TOTAL ASSET-BACKED SECURITIES
	(Cost $2,758,420,512)	2,780,640,103
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.1%
	AGENCY — 11.5%
	Federal Home Loan Mortgage Corp.
40,575,561	Series K062, Class A2, 3.413%, 12/25/2026	40,365,664
16,384,096	Series K063, Class A2, 3.430%, 1/25/2027(b)	16,295,063
9,702,802	Series K065, Class A2, 3.243%, 4/25/2027	9,622,216
7,146,855	Series K066, Class A2, 3.117%, 6/25/2027	7,073,872
8,509,735	Series K068, Class A2, 3.244%, 8/25/2027	8,411,841
12,338,034	Series K072, Class A2, 3.444%, 12/25/2027	12,206,606
29,086,020	Series K073, Class A2, 3.350%, 1/25/2028	28,722,584
16,051,256	Series K076, Class A2, 3.900%, 4/25/2028	15,967,478
4,086,000	Series K077, Class A2, 3.850%, 5/25/2028(b)	4,060,675
30,559,000	Series K079, Class A2, 3.926%, 6/25/2028	30,394,690
25,020,308	Series K080, Class A2, 3.926%, 7/25/2028(b)	24,871,505
62,664,000	Series K081, Class A2, 3.900%, 8/25/2028(b)	62,270,408
46,777,000	Series K082, Class A2, 3.920%, 9/25/2028(b)	46,484,929
24,028,000	Series K083, Class A2, 4.050%, 9/25/2028(b)	23,950,875
68,841,723	Series K084, Class A2, 3.780%, 10/25/2028(b)	68,318,182
27,924,000	Series K085, Class A2, 4.060%, 10/25/2028(b)	27,833,043
27,195,714	Series K089, Class A2, 3.563%, 1/25/2029	26,771,322
4,691,000	Series K088, Class A2, 3.690%, 1/25/2029	4,639,933
43,626,000	Series K090, Class A2, 3.422%, 2/25/2029	42,793,328
25,293,822	Series K091, Class A2, 3.505%, 3/25/2029	24,842,014
2,376,000	Series K092, Class A2, 3.298%, 4/25/2029	2,318,895
4,263,420	Series K093, Class A2, 2.982%, 5/25/2029	4,132,621
84,442,000	Series K095, Class A2, 2.785%, 6/25/2029	81,020,968
71,380,000	Series K094, Class A2, 2.903%, 6/25/2029	68,731,923
40,814,000	Series K097, Class A2, 2.508%, 7/25/2029	38,758,570
91,996,000	Series K096, Class A2, 2.519%, 7/25/2029	87,486,255
19,173,000	Series K099, Class A2, 2.595%, 9/25/2029	18,226,467
49,942,000	Series K101, Class A2, 2.524%, 10/25/2029	47,185,596

5

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY (Continued)
$33,400,000	Series K102, Class A2, 2.537%, 10/25/2029	$31,723,173
47,045,000	Series K103, Class A2, 2.651%, 11/25/2029	44,686,474
4,756,000	Series K107, Class A2, 1.639%, 1/25/2030	4,375,453
3,071,000	Series K105, Class A2, 1.872%, 1/25/2030	2,825,326
11,740,000	Series K106, Class A2, 2.069%, 1/25/2030	10,918,632
16,200,000	Series K104, Class A2, 2.253%, 1/25/2030	15,227,417
9,186,000	Series K108, Class A2, 1.517%, 3/25/2030	8,326,351
61,806,000	Series K751, Class A2, 4.412%, 3/25/2030	62,140,748
17,591,000	Series K109, Class A2, 1.558%, 4/25/2030	15,909,399
22,485,000	Series K151, Class A3, 3.511%, 4/25/2030	21,904,691
1,742,000	Series K111, Class A2, 1.350%, 5/25/2030	1,559,399
9,465,000	Series K114, Class A2, 1.366%, 6/25/2030	8,473,895
3,768,000	Series K116, Class A2, 1.378%, 7/25/2030	3,373,521
18,741,000	Series K752, Class A2, 4.284%, 7/25/2030	18,745,608
61,809,000	Series K117, Class A2, 1.406%, 8/25/2030	55,030,543
15,691,000	Series K120, Class A2, 1.500%, 10/25/2030	13,971,794
75,127,967	Series K754, Class A2, 4.940%, 11/25/2030(b)	77,183,078
		1,270,133,025
	AGENCY STRIPPED — 0.2%
	Government National Mortgage Association
7,817,569	Series 2014-77, Class IO, 0.476%, 12/16/2047(b)	48,886
11,489,589	Series 2012-150, Class IO, 0.427%, 11/16/2052(b)	147,219
11,199,312	Series 2012-114, Class IO, 0.635%, 1/16/2053(b)	151,045
29,616,364	Series 2012-125, Class IO, 0.159%, 2/16/2053(b)	169,640
18,263,393	Series 2012-79, Class IO, 0.421%, 3/16/2053(b)	202,539
14,622,298	Series 2013-45, Class IO, 0.039%, 12/16/2053(b)	917
6,332,085	Series 2013-125, Class IO, 0.252%, 10/16/2054(b)	93,096
20,842,835	Series 2014-157, Class IO, 0.179%, 5/16/2055(b)	107,413
19,214,361	Series 2014-153, Class IO, 0.265%, 4/16/2056(b)	116,522
47,611,692	Series 2014-175, Class IO, 0.462%, 4/16/2056(b)	603,002
4,737,846	Series 2014-138, Class IO, 0.501%, 4/16/2056(b)	72,127
46,955,085	Series 2014-187, Class IO, 0.550%, 5/16/2056(b)	821,864
4,355,125	Series 2015-41, Class IO, 0.160%, 9/16/2056(b)	20,523
1,309,187	Series 2015-108, Class IO, 0.341%, 10/16/2056(b)	5,543
10,799,901	Series 2014-110, Class IO, 0.099%, 1/16/2057(b)	44,734
26,058,359	Series 2015-19, Class IO, 0.292%, 1/16/2057(b)	318,584
9,684,015	Series 2015-7, Class IO, 0.488%, 1/16/2057(b)	178,209
42,236,559	Series 2015-169, Class IO, 0.246%, 7/16/2057(b)	384,429
7,228,228	Series 2015-150, Class IO, 0.367%, 9/16/2057(b)	99,292
28,371,907	Series 2016-125, Class IO, 0.816%, 12/16/2057(b)	894,526
23,977,059	Series 2016-65, Class IO, 0.459%, 1/16/2058(b)	467,862
78,641,715	Series 2016-106, Class IO, 0.969%, 9/16/2058(b)	3,064,384

6

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY STRIPPED (Continued)
$37,701,507	Series 2020-43, Class IO, 1.257%, 11/16/2061(b)	$3,034,979
45,514,651	Series 2020-71, Class IO, 1.056%, 1/16/2062(b)	2,829,232
90,515,049	Series 2020-75, Class IO, 0.877%, 2/16/2062(b)	5,119,658
120,112,881	Series 2020-42, Class IO, 0.939%, 3/16/2062(b)	7,723,631
		26,719,856
	NON-AGENCY — 2.4%
	BANK5
31,134,000	Series 2025-5YR18, Class A3, 5.145%, 12/15/2058	31,660,205
	BBCMS Trust
4,019,175	Series 2015-SRCH, Class A1, 3.312%, 8/10/2035(a)	3,967,664
9,736,000	Series 2025-5C36, Class A3, 5.517%, 8/15/2058	10,015,171
	Benchmark Mortgage Trust
17,340,000	Series 2024-V11, Class A3, 5.909%, 11/15/2057(b)	17,983,392
	BMO Mortgage Trust
17,350,000	Series 2024-5C7, Class A3, 5.566%, 11/15/2057(b)	17,787,742
8,363,000	Series 2024-5C8, Class A3, 5.625%, 12/15/2057(b)	8,589,242
15,541,000	Series 2025-5C13, Class A3, 5.227%, 12/15/2058	15,774,805
	Progress Residential Trust
13,162,240	Series 2024-SFR5, Class A, 3.000%, 8/9/2029(a)	12,427,540
13,629,642	Series 2021-SFR11, Class A, 2.283%, 1/17/2039(a)	12,869,885
47,145,145	Series 2021-SFR10, Class A, 2.393%, 12/17/2040(a)	44,618,392
16,051,066	Series 2024-SFR3, Class A, 3.000%, 6/17/2041(a)	15,199,760
27,138,582	Series 2024-SFR4, Class A, 3.100%, 7/17/2041(a)	25,742,923
21,841,259	Series 2025-SFR2, Class A, 3.305%, 4/17/2042(a)	20,603,878
16,479,000	Series 2025-SFR3, Class A, 3.390%, 7/17/2042(a)	15,581,531
14,804,000	Series 2025-SFR6, Class A, 4.000%, 12/17/2042(a)	14,290,819
		267,112,949
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $1,562,239,153)	1,563,965,830
	CORPORATE BANK DEBT — 0.2%
	Capstone Acquisition Holdings, Inc. Term Loan
19,072,139	8.268% (1-Month Term SOFR+460 basis points), 11/12/2029(b),(c),(d),(e)	19,367,643
	JC Penney Corp., Inc.
26,302,796	5.568% (3-Month USD Libor+425 basis points), 6/23/2027*,(b),(c),(d),(e),(f)	2,630
	Lealand Finance Company B.V. Senior Exit LC
8,942,165	4.750%, 6/30/2027(c),(d),(e),(g),(h)	(961,283)
	McDermott Technology Americas, Inc.
359,953	7.782% (1-Month Term SOFR+400 basis points), 12/31/2027(b),(c),(d),(e)	295,162
	TOTAL CORPORATE BANK DEBT
	(Cost $19,183,800)	18,704,152
7

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 1.5%
	FINANCIALS — 1.4%
	Apollo Debt Solutions BDC Senior Notes
$26,023,000	8.620%, 9/28/2028(c),(d)	$26,023,000
	Blue Owl Credit Income Corp.
22,579,000	7.950%, 6/13/2028	23,120,806
42,500,000	Hlend Senior Notes 8.170%, 3/15/2028(c),(d)	42,500,000
	HPS Corporate Lending Fund
24,864,000	6.750%, 1/30/2029	25,188,886
	Oaktree Strategic Credit Fund
27,351,000	8.400%, 11/14/2028	28,682,810
12,891,000	OCREDIT BDC Senior Notes 7.770%, 3/7/2029(c),(d)	12,891,000
		158,406,502
	HEALTH CARE — 0.1%
	Heartland Dental LLC/Heartland Dental Finance Corp.
8,756,000	10.500% (1-Month Term SOFR+500 basis points), 4/30/2028(a),(d)	8,996,790
	TOTAL CORPORATE BONDS
	(Cost $164,325,481)	167,403,292
	RESIDENTIAL MORTGAGE-BACKED SECURITIES — 22.1%
	AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 1.1%
	Fannie Mae REMICS
52,483,617	Series 2026-21, Class A, 2.000%, 9/25/2045(c)	47,801,094
	Federal National Mortgage Association
126,369	Series 2010-43, Class MK, 5.500%, 5/25/2040	127,431
5,236,125	Series 3810, Class PE, 4.000%, 2/15/2041	5,132,813
645,868	Series 2012-144, Class PD, 3.500%, 4/25/2042	637,328
379,467	Series 2013-93, Class PJ, 3.000%, 7/25/2042	369,529
53,345,820	Series 2024-70, Class EC, 3.000%, 11/25/2047	49,745,436
	GS Mortgage-Backed Securities Trust
14,870,430	Series 2024-95, Class AB, 2.500%, 6/20/2045(a),(b)	13,727,342
		117,540,973
	AGENCY POOL ADJUSTABLE RATE — 1.3%
	Fannie Mae Pool
2,661,942	1.730% (30-Day SOFR Average+211 basis points), 7/1/2051(b)	2,430,440
21,580,589	1.968% (30-Day SOFR Average+207.554 basis points), 8/1/2051(b)	19,847,664
1,756,118	1.608% (30-Day SOFR Average+209.4 basis points), 9/1/2051(b)	1,592,560
20,562,985	1.887% (30-Day SOFR Average+233.461 basis points), 4/1/2052(b)	18,731,018
	Freddie Mac Non Gold Pool
8,597,831	1.662% (30-Day SOFR Average+213 basis points), 9/1/2051(b)	7,799,417
10,234,816	2.554% (30-Day SOFR Average+213 basis points), 3/1/2052(b)	9,483,465
6,859,744	2.520% (30-Day SOFR Average+214 basis points), 5/1/2052(b)	6,358,324
71,967,745	2.155% (30-Day SOFR Average+217.793 basis points), 7/1/2052(b)	65,740,750

8

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY POOL ADJUSTABLE RATE (Continued)
$8,609,894	3.313% (30-Day SOFR Average+222.211 basis points), 11/1/2052(b)	$8,226,954
10,613,049	2.161% (30-Day SOFR Average+217.884 basis points), 5/1/2053(b)	9,696,566
		149,907,158
	AGENCY POOL FIXED RATE — 13.9%
	Fannie Mae Pool
12,475,908	1.500%, 12/1/2035	11,275,837
14,112,688	1.000%, 4/1/2036	12,264,033
21,991,828	1.000%, 9/1/2036	19,046,953
13,573,406	1.000%, 11/1/2036	11,711,927
87,823,746	1.000%, 12/1/2036	75,780,590
123,857,497	1.000%, 3/1/2037	106,873,080
10,756,985	2.000%, 6/1/2040	9,483,676
4,011,953	2.000%, 9/1/2040	3,533,474
4,361,368	2.000%, 10/1/2040	3,839,276
12,607,332	2.000%, 10/1/2040	11,094,830
3,180,893	1.500%, 11/1/2040	2,709,666
20,783,331	2.000%, 11/1/2040	18,272,962
13,107,134	1.500%, 12/1/2040	11,156,618
15,585,704	2.000%, 12/1/2040	13,693,965
4,472,535	1.500%, 1/1/2041	3,804,071
12,458,447	1.500%, 2/1/2041	10,588,049
14,511,941	1.500%, 5/1/2041	12,298,651
13,867,542	2.500%, 5/1/2041	12,485,689
8,423,007	2.000%, 7/1/2041	7,366,308
57,024,485	2.000%, 9/1/2041	50,124,888
55,655,168	1.500%, 10/1/2041	46,932,461
82,153,309	1.500%, 11/1/2041	69,285,414
6,021,464	1.500%, 12/1/2041	5,074,469
5,561,896	1.500%, 3/1/2042	4,693,774
17,726,260	1.500%, 3/1/2042	15,052,646
27,563,550	1.500%, 3/1/2042	23,298,940
40,996,206	1.500%, 3/1/2042	34,628,372
49,858,750	1.500%, 3/1/2042	42,039,093
19,671,100	2.000%, 8/1/2042	17,167,020
55,410,692	2.000%, 8/1/2042	48,183,320
27,275,997	3.500%, 4/1/2044	25,692,492
36,412,720	4.000%, 6/1/2045	35,485,747
63,307,061	4.000%, 3/1/2046	61,725,663
7,779,892	4.000%, 7/1/2046	7,578,750
8,923,600	4.000%, 10/1/2046	8,692,055
4,910,864	4.000%, 10/1/2046	4,786,758
7,402,833	4.000%, 3/1/2048	7,204,774

9

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY POOL FIXED RATE (Continued)
$66,741,550	4.000%, 1/1/2049	$64,966,625
32,226,117	4.500%, 1/1/2050	32,078,032
28,122,089	4.500%, 1/1/2050	27,997,789
	Freddie Mac Pool
201,742	2.500%, 8/1/2028	198,611
5,453,170	1.000%, 7/1/2036	4,721,223
8,222,365	1.000%, 10/1/2036	7,136,803
17,171,837	2.000%, 6/1/2040	15,140,311
3,758,132	2.000%, 8/1/2040	3,311,508
2,652,769	4.000%, 10/1/2040	2,587,536
9,919,573	1.500%, 11/1/2040	8,450,297
2,369,452	4.000%, 11/1/2040	2,311,931
5,611,172	2.000%, 12/1/2040	4,929,682
3,772,339	4.000%, 12/1/2040	3,677,428
3,751,440	1.500%, 2/1/2041	3,193,233
31,141,807	1.500%, 3/1/2041	26,445,532
83,042,367	1.500%, 3/1/2041	70,515,443
23,507,441	1.500%, 4/1/2041	19,930,650
72,962,736	1.500%, 5/1/2041	61,822,610
67,865,275	1.500%, 6/1/2041	57,454,586
10,247,114	1.500%, 7/1/2041	8,666,745
6,511,987	2.000%, 8/1/2041	5,688,561
10,787,388	1.500%, 10/1/2041	9,096,779
3,960,093	1.500%, 11/1/2041	3,355,074
15,858,412	1.500%, 11/1/2041	13,364,036
61,083,585	1.500%, 12/1/2041	51,443,691
29,191,840	1.500%, 12/1/2041	24,769,341
4,895,463	1.500%, 1/1/2042	4,137,734
34,429,289	1.500%, 1/1/2042	29,057,287
35,336,752	2.000%, 5/1/2042	30,817,977
24,002,963	2.000%, 8/1/2042	20,921,720
17,763,395	2.000%, 8/1/2042	15,529,043
39,982,850	4.500%, 12/1/2045	39,806,353
		1,538,450,462
	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 5.8%
	Citigroup Mortgage Loan Trust
1,494,516	Series 2014-A, Class A, 4.000%, 1/25/2035(a),(b)	1,456,233
	GS Mortgage-Backed Securities Trust
9,296,839	Series 2021-PJ4, Class A8, 2.500%, 9/25/2051(a),(b)	8,379,534
36,028,767	Series 2021-PJ5, Class A8, 2.500%, 10/25/2051(a),(b)	32,437,603
34,590,682	Series 2021-PJ6, Class A8, 2.500%, 11/25/2051(a),(b)	31,075,619
27,409,708	Series 2021-PJ7, Class A8, 2.500%, 1/25/2052(a),(b)	24,581,357

10

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION (Continued)
$9,340,182	Series 2021-PJ10, Class A8, 2.500%, 3/25/2052(a),(b)	$8,361,743
5,833,766	Series 2022-PJ1, Class A8, 2.500%, 5/28/2052(a),(b)	5,204,204
12,906,502	Series 2022-PJ2, Class A24, 3.000%, 6/25/2052(a),(b)	11,801,543
9,668,915	Series 2022-PJ3, Class A22, 2.500%, 8/25/2052(a),(b)	8,645,898
4,997,821	Series 2022-PJ3, Class A24, 3.000%, 8/25/2052(a),(b)	4,567,653
32,112,708	Series 2022-PJ4, Class A22, 2.500%, 9/25/2052(a),(b)	28,643,768
5,998,598	Series 2022-PJ4, Class A24, 3.000%, 9/25/2052(a),(b)	5,471,243
74,381,372	Series 2022-PJ5, Class A22, 2.500%, 10/25/2052(a),(b)	66,100,821
46,917,288	Series 2022-PJ6, Class A15, 2.500%, 1/25/2053(a),(b)	41,769,439
	J.P. Morgan Mortgage Trust
4,721,245	Series 2021-6, Class A4, 2.500%, 10/25/2051(a),(b)	4,260,448
10,211,857	Series 2021-7, Class A4, 2.500%, 11/25/2051(a),(b)	9,201,905
14,812,703	Series 2021-10, Class A4A, 2.000%, 12/25/2051(a),(b)	13,017,234
39,822,760	Series 2021-10, Class A4, 2.500%, 12/25/2051(a),(b)	35,756,521
10,781,408	Series 2021-8, Class A4, 2.500%, 12/25/2051(a),(b)	9,717,019
49,921,906	Series 2021-11, Class A4, 2.500%, 1/25/2052(a),(b)	44,922,372
55,731,540	Series 2021-13, Class A4, 2.500%, 4/25/2052(a),(b)	50,228,508
3,159,736	Series 2021-15, Class A4, 2.500%, 6/25/2052(a),(b)	2,829,848
2,877,226	Series 2022-3, Class A4A, 2.500%, 8/25/2052(a),(b)	2,570,861
5,229,101	Series 2022-4, Class A4, 3.000%, 10/25/2052(a),(b)	4,776,053
26,262,986	Series 2024-3, Class A4, 3.000%, 5/25/2054(a),(b)	23,974,615
25,395,044	Series 2025-1, Class A4, 3.684%, 1/25/2063(a),(b)	23,748,356
	OBX Trust
2,272,502	Series 2021-J3, Class A4, 2.500%, 10/25/2051(a),(b)	2,042,898
37,081,104	Series 2022-J1, Class A3, 3.000%, 2/25/2052(a),(b)	33,781,720
	Pretium Mortgage Credit Partners LLC
6,950,780	Series 2024-RPL1, Class A1, 3.900%, 10/25/2063(a),(b)	6,659,154
	Sequoia Mortgage Trust
3,613,928	Series 2021-4, Class A4, 2.500%, 6/25/2051(a),(b)	3,251,794
4,264,252	Series 2021-5, Class A4, 2.500%, 7/25/2051(a),(b)	3,836,255
4,100,505	Series 2022-1, Class A4, 2.500%, 2/25/2052(a),(b)	3,659,936
46,369,978	Series 2025-S1, Class A4, 2.500%, 9/25/2054(a),(b)	41,325,152
	Towd Point Mortgage Trust
5,962,354	Series 2020-4, Class A1, 1.750%, 10/25/2060(a)	5,463,580
16,907,717	Series 2023-1, Class A1, 3.750%, 1/25/2063(a)	16,293,764
	Wells Fargo Mortgage Backed Securities
5,737,694	Series 2021-2, Class A3, 2.500%, 6/25/2051(a),(b)	5,144,713
2,391,907	Series 2022-1, Class A3, 2.500%, 8/25/2051(a),(b)	2,135,683

11

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION (Continued)
$12,457,562	Series 2022-2, Class A4, 2.500%, 12/25/2051(a),(b)	$11,094,473
		638,189,520
	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
	(Cost $2,381,559,221)	2,444,088,113
	U.S. TREASURY NOTES & BONDS — 29.1%
	U.S. Treasury Note
836,812,000	3.625%, 10/31/2030	826,024,991
366,750,000	3.500%, 11/30/2030	360,016,690
222,098,000	3.625%, 12/31/2030	219,096,212
817,547,000	3.750%, 1/31/2031	810,648,947
1,025,343,000	3.500%, 2/28/2031	1,005,476,980
	TOTAL U.S. TREASURY NOTES & BONDS
	(Cost $3,249,446,001)	3,221,263,820
	TOTAL BONDS & DEBENTURES
	(Cost $10,135,174,168)	10,196,065,310

Number of Shares
	COMMON STOCKS — 1.5%
	METALS & MINING — 0.5%
39,831,957	AIPCF VIII A-BL Aggregator Cayman LP (c),(d),(i)	49,921,392
	REAL ESTATE SERVICES — 0.0%
520,208	Copper Property CTL Pass Through Trust(d)	5,649,459
	TRANSPORTATION & LOGISTICS — 1.0%
3,806,420	PHI Group, Inc.(c),(d),(i)	114,002,279
	TOTAL COMMON STOCKS
	(Cost $125,200,428)	169,573,130
	SHORT-TERM INVESTMENTS — 5.8%
	MONEY MARKET INVESTMENTS — 0.3%
29,082,005	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 3.46%(j)	29,082,005

Principal Amount
	TREASURY BILLS — 5.5%
	U.S. Treasury Bill
$115,702,000	3.67%, 4/2/2026(k)	115,690,365
286,726,999	3.65%, 4/9/2026(k)	286,497,618

12

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount		Value
	TREASURY BILLS (Continued)
$207,355,000	3.66%, 4/16/2026(k)	$207,043,535
		609,231,518
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $638,313,523)	638,313,523

	TOTAL INVESTMENTS — 99.5%
	(Cost $10,898,688,119)	11,003,951,963
	Other Assets in Excess of Liabilities — 0.5%	50,804,637
	TOTAL NET ASSETS — 100.0%	$11,054,756,600

BDC – Business Development Company

IO – Interest Only

LLC – Limited Liability Company

LP – Limited Partnership

*	Non-income producing security.
(a)	Security exempt from registration under Section 4(a)(2) and/or Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,679,684,098, which represents 24.24% of Total Net Assets.
(b)	Variable or floating rate security.
(c)	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
(d)	Restricted securities. These restricted securities, most of which are considered liquid by the Adviser, are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Trustees. The total value of these securities is $285,543,501, which represents 2.58% of Total Net Assets.
(e)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
(f)	Security is in default.
(g)	As of March 31, 2026, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied. See Note 8 of the Notes to Financial Statements for further information on these commitments and contingencies.
(h)	All or a portion of the loan is unfunded.
(i)	Affiliated company.
(j)	The rate is the annualized seven-day yield at period end.
(k)	Treasury bill discount rate.

See accompanying Notes to Financial Statements.

13

FPA New Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of March 31, 2026 (Unaudited)

Assets:
Investments, at value (cost $10,867,556,714)	$10,889,949,684
Investments in affiliates, at value (cost $31,131,405)	114,002,279
Cash	189,015
Receivables:
Investment securities sold	799,736
Fund shares sold	10,663,737
Dividends and interest	55,179,205
Prepaid expenses	200,302
Total assets	11,070,983,958

Liabilities:
Payables:
Fund shares redeemed	10,905,707
Advisory fees	3,476,102
Shareholder servicing fees (Note 7)	1,215,262
Fund services fees	277,478
Trustees’ deferred compensation (Note 3)	46,757
Legal fees	38,453
Auditing fees	8,508
Chief Compliance Officer fees	6,858
Shareholder reporting fees	5,399
Trustees’ fees and expenses	4,236
Accrued other expenses	242,598
Total liabilities	16,227,358
Commitments and contingencies (Note 8)
Net Assets	$11,054,756,600

Components of Net Assets:
Capital Stock — par value $0.01 per share; authorized 1,500,000,000 shares; outstanding 1,106,046,317 shares	$11,614,177,207
Total distributable earnings (accumulated deficit)	(559,420,607)
Net Assets	$11,054,756,600

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$61,260,144
Shares of beneficial interest issued and outstanding	6,118,578
Redemption price per share	$10.01

Institutional Class Shares:
Net assets applicable to shares outstanding	$10,993,496,456
Shares of beneficial interest issued and outstanding	1,099,927,739
Redemption price per share	$9.99

See accompanying Notes to Financial Statements.

14

FPA New Income Fund

STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2026 (Unaudited)

Investment income:
Interest	$237,437,898
Dividends from affiliated issuers	7,803,161
Dividends	341,129
Total investment income	245,582,188

Expenses:
Advisory fees	26,751,169
Shareholder servicing fees - Investor Class (Note 7)	38,871
Shareholder servicing fees - Institutional Class (Note 7)	3,598,820
Fund services fees	570,924
Registration fees	165,540
Shareholder reporting fees	120,856
Trustees’ fees and expenses	75,126
Legal fees	46,807
Miscellaneous	41,837
Insurance fees	27,402
Chief Compliance Officer fees	9,169
Auditing fees	8,008
Total expenses	31,454,529
Advisory fees waived and shareholder servicing fees reimbursed (Note 3 and 7)	(7,139,999)
Net expenses	24,314,530
Net investment income (loss)	221,267,658

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	36,391,170
Total realized gain (loss)	36,391,170
Net change in unrealized appreciation (depreciation) on:
Investments	(121,539,735)
Investments in affiliated issuers	10,592,073
Net change in unrealized appreciation (depreciation)	(110,947,662)
Net realized and unrealized gain (loss)	(74,556,492)

Net Increase (Decrease) in Net Assets from Operations	$146,711,166

See accompanying Notes to Financial Statements.

15

FPA New Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$221,267,658	$390,890,503
Total realized gain (loss) on investments	36,391,170	3,449,589
Net change in unrealized appreciation (depreciation) on investments and Investments in affiliated issuers - unrealized	(110,947,662)	58,868,520
Net increase (decrease) in net assets resulting from operations	146,711,166	453,208,612

Distributions to Shareholders:
Distributions:
Investor Class	(1,101,309)	(653,513)
Institutional Class	(247,329,056)	(369,436,565)
Total distributions to shareholders	(248,430,365)	(370,090,078)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	40,582,536	26,790,740
Institutional Class	1,711,815,376	3,275,851,451
Reinvestment of distributions:
Investor Class	979,056	525,220
Institutional Class	222,076,894	324,630,316
Cost of shares redeemed:
Investor Class	(8,908,636)	(8,512,295)
Institutional Class	(1,098,646,585)	(2,170,166,498)
Net increase (decrease) in net assets from capital transactions	867,898,641	1,449,118,934

Total increase (decrease) in net assets	766,179,442	1,532,237,468

Net Assets:
Beginning of period	10,288,577,158	8,756,339,690
End of period	$11,054,756,600	$10,288,577,158

Capital Share Transactions:
Shares sold:
Investor Class	4,012,268	2,689,720
Institutional Class	169,497,127	329,511,487
Shares reinvested:
Investor Class	97,053	52,771
Institutional Class	22,050,982	32,795,272
Shares redeemed:
Investor Class	(881,296)	(856,888)
Institutional Class	(108,869,765)	(219,207,441)
Net increase (decrease) in capital share transactions	85,906,369	144,984,921

See accompanying Notes to Financial Statements.

16

FPA New Income Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For the Period Ended September 30, 2024[1]
Net asset value, beginning of period	$10.11	$10.02	$9.63
Income from Investment Operations:
Net investment income (loss)[2]	0.20	0.42	0.18
Net realized and unrealized gain (loss)	(0.07)	0.06	0.37
Total from investment operations	0.13	0.48	0.55

Less Distributions:
From net investment income	(0.23)	(0.39)	(0.16)
Total distributions	(0.23)	(0.39)	(0.16)
Net asset value, end of period	$10.01	$10.11	$10.02

Total return[3]	1.33%[4]	4.93%	5.80%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$61,260	$29,220	$10,072

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.69%[5]	0.77%[6]	0.78%[5]
After fees waived and expenses absorbed	0.55%[5]	0.55%[6,7]	0.55%[8]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	3.90%[5]	3.99%	4.15%[5]
After fees waived and expenses absorbed	4.04%[5]	4.21%	4.38%[5]

Portfolio turnover rate	30%[4]	41%	63%[4]

[1]	The Investor Class commenced operations on April 30, 2024. The data shown reflects operations for the period April 30, 2024 to September 30, 2024.
[2]	Based on average shares outstanding for the period.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended September 30, 2025.
[7]	The Adviser has contractually agreed to reimburse the Fund for Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, and extraordinary expenses, including litigation expenses not incurred in the Fund’s ordinary course of business) in excess of 0.454% of the average daily net assets of the Institutional Class shares of the Fund through January 31, 2025, and in excess of 0.554% of the average daily net assets of the Investor Class shares of the Fund from through January 31, 2026. This agreement may only be terminated earlier by the Fund’s Board of Trustees (the “Board”) or upon termination of the Advisory Agreement.
[8]	The Adviser has contractually agreed to reimburse the Fund for Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, and extraordinary expenses, including litigation expenses not incurred in the Fund’s ordinary course of business) in excess of 0.55% of the average daily net assets of the Investor Class shares of the Fund from inception through July 27, 2024, and in excess of 0.554% of the average daily net assets of the Investor Class shares of the Fund from July 28, 2024 through April 30, 2025. This agreement may only be terminated earlier by the Fund’s Board of Trustees (the “Board”) or upon termination of the Advisory Agreement.

See accompanying Notes to Financial Statements.

17

FPA New Income Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2026	For the Year Ended September 30,
	(Unaudited)	2025	2024	2023	2022[1]	2021[1]
Net asset value, beginning of period	$10.09	$10.01	$9.51	$9.48	$10.02	$10.00
Income from Investment Operations:
Net investment income (loss)[2]	0.21	0.43	0.44	0.36	0.15	0.13
Net realized and unrealized gain (loss)	(0.08)	0.05	0.47	0.03	(0.53)	0.03
Total from investment operations	0.13	0.48	0.91	0.39	(0.38)	0.16

Less Distributions:
From net investment income	(0.23)	(0.40)	(0.41)	(0.36)	(0.16)	(0.14)
Total distributions	(0.23)	(0.40)	(0.41)	(0.36)	(0.16)	(0.14)
Net asset value, end of period	$9.99	$10.09	$10.01	$9.51	$9.48	$10.02

Total return[3]	1.32%[4]	5.00%	9.74%	4.21%	(3.87)%	1.56%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,993,496	$10,259,358	$8,746,268	$7,819,065	$9,465,665	$11,944,191

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.59%[5]	0.59%[6,7]	0.58%	0.59%	0.59%	0.58%
After fees waived and expenses absorbed	0.45%[5]	0.45%[6,7]	0.45%[8]	0.45%	0.46%	0.48%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	4.00%[5]	4.17%	4.35%	3.59%	1.43%	1.18%
After fees waived and expenses absorbed	4.14%[5]	4.31%	4.48%	3.73%	1.56%	1.28%

Portfolio turnover rate	30%[4]	41%	63%	50%	103%	81%

*	All existing class of shares were designated as Institutional Class Shares, effective April 30, 2024. The ticker symbol for Institutional Class Shares remains “FPNIX”.
[1]	Audits performed for the fiscal years indicated by the Fund’s previous auditor, Ernst & Young LLP.
[2]	Based on average shares outstanding for the period.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	The Adviser has contractually agreed to reimburse the Fund for Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage fees
and	commissions payable by the Fund in connection with the purchase or sale of portfolio securities, and extraordinary expenses, including litigation expenses not incurred in the Fund’s ordinary course of business) in excess of 0.454% of the average daily net assets of the Institutional Class shares of the Fund from through January 31, 2026. This agreement may only be terminated earlier by the Fund’s Board of Trustees (the “Board”) or upon termination of the Advisory Agreement.
[7]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended September 30, 2025.
[8]	The Adviser has contractually agreed to reimburse the Fund for Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, and extraordinary expenses, including litigation expenses not incurred in the Fund’s ordinary course of business) in excess of 0.45% of the average daily net assets of the Institutional Class shares of the Fund through July 27, 2024, and in excess of 0.454% of the average daily net assets of the Institutional Class shares of the Fund from July 28, 2024 through April 30, 2025. This agreement may only be terminated earlier by the Fund’s Board of Trustees (the “Board”) or upon termination of the Advisory Agreement.

See accompanying Notes to Financial Statements.

18

FPA New Income Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

Note 1 – Organization

FPA New Income Fund (the “Fund”) is a diversified series of Investment Managers Series Trust III, (formerly, FPA Funds Trust), (the “Trust”), which is registered as an open-end management company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek current income and long-term total return taking into consideration capital preservation. First Pacific Advisors, LP (the “Adviser”) has served as the Fund’s investment adviser since July 11, 1984.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services— Investment Companies”.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Adviser to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Fund’s Adviser is deemed to be the Chief Operating Decision Maker with respect to the Fund’s investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Adviser as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

19

FPA New Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

(c) Mortgage-Backed Securities

The Fund may invest in mortgage-backed securities (“MBS”), representing direct or indirect interests in pools of underlying residential or commercial mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government. Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of residential or commercial mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but may contain some form of non-government credit enhancement.

Collateralized mortgage obligations (“CMO”) are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates.

(d) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

20

FPA New Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2026 and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Adviser, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Adviser will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

(g) Use of Estimates

The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(h) Stripped Mortgage-Backed Interest Only (“I/O”) and Principal Only (“P/O”) Securities

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest payments on the underlying mortgages (the I/O class), while the other class will receive all of the principal payments (the P/O class). The Fund currently has investments in I/O securities. The yield to maturity on I/Os is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield-to-maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in I/Os.

21

FPA New Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

(i) Credit Risk

Debt securities are subject to credit risk, meaning that the issuer of the debt security may default or fail to make timely payments of principal or interest. The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund may invest are considered speculative and are generally subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. The Fund invests a significant portion of its assets in securities of issuers that hold mortgage-and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain securities held by the Fund.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser. Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Adviser at the annual rate of 0.50% of the Fund’s average daily net assets. In addition, the Adviser has voluntarily agreed to waive the advisory fee it receives from the Fund by 0.046% through January 31, 2027 of the Fund’s average daily net assets. The Adviser will not seek recoupment of the advisory fees voluntarily waived.

The Adviser has contractually agreed to reimburse the Fund for Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, and extraordinary expenses, including litigation expenses not incurred in the Fund’s ordinary course of business) in excess of 0.454% of the average daily net assets of the Institutional Class shares of the Fund through January 31, 2027, and in excess of 0.554% of the average daily net assets of the Investor Class shares of the Fund through January 31, 2027. This agreement may only be terminated earlier by the Fund’s Board of Trustees (the “Board”) or upon termination of the Agreement. For the six-months ended March 31, 2026, the Adviser waived a portion of its advisory fees totaling $7,139,999.

UMBFS serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six-months ended March 31, 2026, are reported as “Fund services fees” on the Statement of Operations.

Distribution Services, LLC, serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; The Adviser pays the Distributor a fee for its distribution-related services.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six-months ended March 31, 2026 are reported on the Statement of Operations.

Certain trustees and officers of the Trust are employees of UMBFS, MFAC or the Adviser. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators or the Adviser. For the six-months ended March 31, 2026, the Fund’s allocated fees incurred to Trustees of the Trust who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (collectively, the “Independent Trustees”) are reported on the Statement of Operations.

22

FPA New Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to defer some or all of their fees. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. A Trustee’s deferred fees are deemed to be invested in designated mutual funds available under the Plan. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Note 4 – Federal Income Taxes

At March 31, 2026, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$10,899,120,169

Gross unrealized appreciation	$212,348,160
Gross unrealized depreciation	(107,516,366)

Net unrealized appreciation/(depreciation)	$104,831,794

Note 5 – Investment Transactions

For the six-months ended March 31, 2026, purchases and sales of investments, excluding short-term investments, were $3,829,917,778 and $2,995,277,277, respectively.

Note 6 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 7 – Shareholder Servicing Plan

Pursuant to the Shareholder Service Plan adopted by the Board, on behalf of the Fund, the Fund may pay a fee at an annual rate of up to 0.10% and 0.25% of its average daily net assets attributable to the Institutional Class and Investor Class shares of the Fund, respectively. The Fund does not pay these service fees on shares purchased directly. In addition, the Adviser may, at its own expense, pay financial representatives and/or shareholder servicing agents for these services. For the six-months ended March 31, 2026, Adviser reimbursed shareholder service fee of $3,598,820 and $16,329 for Institutional Class shares and Investor Class shares, respectively. Such fees are reported on the Statement of Operations.

Note 8 – Commitments and Contingencies

The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities. As of March 31, 2026, the total unfunded amount was 0.08% of the Fund’s net assets.

23

FPA New Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

As of March 31, 2026, the Fund had the following unfunded loan commitments outstanding:

Loan	Principal	Cost	Value	Unrealized Appreciation/ (Depreciation)	Unfunded Commitment
Lealand Finance Super Senior Exit LC	$8,942,164	$(7,788)	$(961,283)	$(953,495)	$8,942,164

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

24

FPA New Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2026, in valuing the Fund’s assets carried at fair value:

Investments	Level 1	Level 2	Level 3	Total
Asset-Backed Securities
Auto	$-	$659,881,959	$-	$659,881,959
Collateralized Loan Obligation	-	304,959,505	-	304,959,505
Equipment	-	1,047,566,165	6,855,430	1,054,421,595
Other	-	761,377,044	-	761,377,044
Commercial Mortgage-Backed Securities
Agency	-	1,270,133,025	-	1,270,133,025
Agency Stripped	-	26,719,856	-	26,719,856
Non-Agency	-	267,112,949	-	267,112,949
Corporate Bank Debt	-	-	18,704,152	18,704,152
Corporate Bonds
Financials	-	76,992,502	81,414,000	158,406,502
Health Care	-	8,996,790	-	8,996,790
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	-	69,739,879	47,801,094	117,540,973
Agency Pool Adjustable Rate	-	149,907,158	-	149,907,158
Agency Pool Fixed Rate	-	1,538,450,462	-	1,538,450,462
Non-Agency Collateralized Mortgage Obligation	-	638,189,520	-	638,189,520
U.S. Treasury Notes & Bonds	-	3,221,263,820	-	3,221,263,820
Common Stocks
Metals & Mining	-	-	49,921,392	49,921,392
Real Estate Services	5,649,459	-	-	5,649,459
Transportation & Logistics	-	-	114,002,279	114,002,279
Short-Term Investments	29,082,005	609,231,518		638,313,523
	$34,731,464	$10,650,522,152	$318,698,347	$11,003,951,963

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Asset-Backed Securities	Common Stocks	Corporate Bank Debt	Corporate Bonds	Residential Mortgage- Backed Securities
Beginning balance September 30, 2025	$7,864,954	$171,726,832	$18,577,645	$81,414,000	$-
Transfers into Level 3 during the period	-	-	-	-	-
Transfers out of Level 3 during the period	-	-	-	-	-
Total realized gain/(loss)	652	-	225,005	-	-
Total unrealized appreciation/(depreciation)	268,303	(7,803,161)	188,727	-	(498)
Amortization of Discount (Amortization of Premium)	-	-	27,755	-	498
Net purchases	-	-	5,411	-	47,801,094
Net sales	(1,278,479)	-	(320,391)	-	-
Balance as of March 31, 2026	$6,855,430	$163,923,671	$18,704,152	$81,414,000	$47,801,094
25

FPA New Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2026:

Asset Class	Fair Value March 31, 2026	Valuation Methodologies	Unobservable Input	Input Range/Value	Valuation Weighted Average of Input	Impact to Valuation From an Increase in Input(1)
Residential Mortgage-Backed Securities - Agency Collateralized Mortgage Obligation	$47,801,094	Third-Party Broker Quote(2)	Quotes/Prices	$90.99	$90.99	Increase
Asset-Backed Securities - Equipment	$6,855,430	Third-Party Broker Quote(2)	Quotes/Prices	$95.50	$95.50	Increase
Common Stocks	$114,002,279	Pricing Model(3)	Last Reported Trade	$29.95	$29.95	Increase
	$49,921,392	Pricing Model(4)	Transaction Terms	$1.25	$1.25	Increase
Corporate Bank Debt	$19,367,643	Third-Party Broker Quote(2)	Quotes/Prices	$101.55	$101.55	Increase
	$(666,120)	Pricing Model(5)	Quotes/Prices	$77.00	$77.00	Increase
	$2,630	Asset Approach(6)	Estimated Recover Proceeds	$0.01	$0.01	Increase
Corporate Bonds	$81,414,000	Pricing Model(7)	Cost	$100.00	$100.00	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
(2)	The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.
(3)	The Pricing Model technique for Level 3 securities involves the last reported trade in the security.
(4)	The Pricing Model technique for Level 3 securities involves the terms of a completed third-party acquisition of the company. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of the investment could be lower.
(5)	The Pricing Model technique for Level 3 securities involves recently quoted funding prices of the security.
(6)	The Asset Approach technique for Level 3 securities involves the potential of likelihood of future bankruptcy distributions.
(7)	The fair value of the investment is based on the initial purchase price or more recent capital activity. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of the investment could be lower.

Note 10 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of March 31, 2026 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Security Description	Shares as of September 30, 2025	Ending Value as of September 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales Affiliated Investment	Accretion of Discount (Amortization of Premium and Return of Capital)	Change in Unrealized Appreciation (Depreciation)	Transfer In (Out)	Ending Value as of March 31, 2026	Shares as of March 31, 2026	Dividend Income From Affiliated Investments
AIPCF VIII A-BL Aggregator Cayman LP	39,831,957	$49,921,392	$-	$-	$-	$-	$-	$-	$49,921,392	39,831,957	$-
PHI Group, Inc. Restricted	3,806,420	$121,805,440	$-	$-	$-	$-	$(7,803,161)	$-	$114,002,279	3,806,420	$7,803,161
Total		$171,726,832	$-	$-	$-	$-	$(7,803,161)	$-	$163,923,671		$7,803,161
26

FPA New Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

Note 11 – Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as a practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of March 31, 2026, the Fund invested in the following restricted securities:

Issuer	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Net Assets
AIPCF VIII A-BL Aggregator Cayman LP	4/18/2024	$68,316,627	$49,921,392	0.45%
Apollo Debt Solution BDC Senior Notes, 8.620%, 9/28/2028	8/10/2023	26,023,000	26,023,000	0.24%
Capstone Acquisition Holdings, Inc. Term Loan, 8.268% (1-Month Term SOFR+460 basis points), 11/12/2029	11/12/2020	18,964,731	19,367,643	0.18%
Copper Property CTL Pass Through Trust	10/5/2017	25,752,396	5,649,459	0.05%
Heartland Dental LLC/Heartland Dental Finance Corp., 10.500% (1-Month Term SOFR+500 basis points), 4/30/2028	5/25/2023	8,646,044	8,996,790	0.08%
Hlend Senior Notes, 8.170%, 3/15/2028	2/16/2023	42,500,000	42,500,000	0.38%
JC Penney Corp., Inc., 5.568% (3-Month USD Libor+425 basis points), 6/23/2027	2/3/2021	-	2,630	0.00%
Lealand Finance Company B.V. Senior Exit LC, 4.750%, 6/30/2027	2/28/2020	(7,788)	(961,283)	-0.09%
McDermott Technology Americas, Inc., 7.782%, (1-Month Term SOFR+400 basis points), 12/31/2027	3/25/2024	226,858	295,162	0.00%
OCREDIT BDC Senior Notes, 7.770%, 3/07/2029	2/22/2024	12,891,000	12,891,000	0.12%
PHI Group, Inc.	8/19/2019	31,131,405	114,002,279	1.03%
Prop 2017-1A, 5.300% 3/15/2042	2/9/2017	7,174,798	6,855,429	0.06%
		$241,619,071	$285,543,501	2.50%

Note 12 – Market Disruption and Geopolitical Risks

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and others like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Funds invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 13 – New Accounting Pronouncements

In the reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard did not materially impact financial statement disclosures and did not affect the Fund’s financial position or the results of its operations.

27

FPA New Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

Note 14 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

28

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(a) (4) Not Applicable

(a) (5) Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust III

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	6/8/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	6/8/2026

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	6/8/2026